Long-Term Debt - Components of Long-Term Debt (Details) - USD ($)	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Line of Credit Facility [Line Items]
Partnership debt	$ 195,157,000		$ 248,558,000		$ 250,041,000
Less: current portion of long-term debt	(2,917,000)	[1]	(2,816,000)	[2]	(3,258,000)	[2]	$ (2,000,000)	[3]
Long-term debt	192,240,000	[1]	245,742,000	[2]	246,783,000	[2]	198,364,000	[3]
Other notes payable
Line of Credit Facility [Line Items]
Partnership debt	4,991,000		5,667,000		6,924,000		3,676,000
Term Loan Credit Facility | $200M Term Loan Credit Facility
Line of Credit Facility [Line Items]
Partnership debt	190,166,000		190,391,000		194,971,000		196,688,000
Term Loan Credit Facility	195,500,000		196,000,000		196,500,000
Less: Unamortized original issue discount	(1,388,000)		(1,459,000)		(1,529,000)
Less: Unamortized debt issuance costs	(3,946,000)		(4,150,000)		(4,354,000)
Revolving Credit Facility
Line of Credit Facility [Line Items]
Partnership debt	$ 0		$ 52,500,000		$ 52,500,000		$ 0

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.